CONSERVATIVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 92.9%
Common Stocks — 47.6%
Aerospace & Defense — 0.9%
Arconic, Inc.	17,280	$ 277,517
BAE Systems PLC (United Kingdom)	21,840	140,838
Boeing Co. (The)	25,850	3,855,269
General Dynamics Corp.	11,500	1,521,565
Huntington Ingalls Industries, Inc.	2,200	400,862
L3Harris Technologies, Inc.	10,670	1,921,880
Leonardo SpA (Italy)*	1,411	9,388
Lockheed Martin Corp.	12,240	4,148,748
Northrop Grumman Corp.	7,762	2,348,393
Raytheon Co.	13,600	1,783,640
Safran SA (France)	178	15,616
Textron, Inc.	10,400	277,368
TransDigm Group, Inc.	2,400	768,456
United Technologies Corp.	39,402	3,716,791
		21,186,331
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	6,600	436,920
Deutsche Post AG (Germany)	10,434	283,759
Expeditors International of Washington, Inc.	8,600	573,792
FedEx Corp.	11,780	1,428,443
SG Holdings Co. Ltd. (Japan)	500	11,918
United Parcel Service, Inc. (Class B Stock)	34,100	3,185,622
		5,920,454
Airlines — 0.1%
Alaska Air Group, Inc.	5,700	162,279
American Airlines Group, Inc.(a)	18,800	229,172
Delta Air Lines, Inc.	27,900	795,987
Deutsche Lufthansa AG (Germany)	826	7,794
easyJet PLC (United Kingdom)	550	3,870
Qantas Airways Ltd. (Australia)	2,613	5,134
Southwest Airlines Co.	23,400	833,274
United Airlines Holdings, Inc.*	11,000	347,050
		2,384,560
Auto Components — 0.0%
Aptiv PLC	12,700	625,348
BorgWarner, Inc.	9,600	233,952
Faurecia SE (France)	266	7,963
		867,263
Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	348	17,894
Ferrari NV (Italy)	604	94,063
Fiat Chrysler Automobiles NV (United Kingdom)	23,908	175,044
Ford Motor Co.(a)	185,585	896,375
General Motors Co.	60,500	1,257,190
Harley-Davidson, Inc.(a)	6,600	124,938
Peugeot SA (France)	14,533	193,457
Toyota Motor Corp. (Japan)	11,500	692,319
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany)	111	$ 14,740
		3,466,020
Banks — 2.0%
Banco Bilbao Vizcaya Argentaria SA (Spain)	80,851	255,293
Bank of America Corp.	396,441	8,416,442
Barclays PLC (United Kingdom)	60,309	69,483
BNP Paribas SA (France)	10,141	305,430
BOC Hong Kong Holdings Ltd. (China)	97,500	269,324
Chiba Bank Ltd. (The) (Japan)	1,900	8,313
Citigroup, Inc.	107,835	4,542,010
Citizens Financial Group, Inc.	20,400	383,724
Comerica, Inc.	7,300	214,182
Commonwealth Bank of Australia (Australia)	236	9,000
Credit Agricole SA (France)	25,506	185,232
DBS Group Holdings Ltd. (Singapore)	2,800	36,238
DNB ASA (Norway)	20,920	234,105
Fifth Third Bancorp	33,621	499,272
First Republic Bank	8,200	674,696
HSBC Holdings PLC (United Kingdom)	21,375	120,061
Huntington Bancshares, Inc.	47,236	387,808
Intesa Sanpaolo SpA (Italy)	51,408	84,768
Japan Post Bank Co. Ltd. (Japan)	1,400	12,926
JPMorgan Chase & Co.	153,045	13,778,641
KBC Group NV (Belgium)	845	38,656
KeyCorp	45,700	473,909
M&T Bank Corp.	6,400	661,952
Mebuki Financial Group, Inc. (Japan)	118,400	242,011
Mediobanca Banca di Credito Finanziario SpA (Italy)	2,220	12,285
Mitsubishi UFJ Financial Group, Inc. (Japan)	99,400	369,432
Oversea-Chinese Banking Corp. Ltd. (Singapore)	11,000	66,502
People’s United Financial, Inc.	18,300	202,215
PNC Financial Services Group, Inc. (The)	21,433	2,051,567
Raiffeisen Bank International AG (Austria)	229	3,355
Regions Financial Corp.	45,503	408,162
Shinsei Bank Ltd. (Japan)	700	9,317
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	40,055	269,758
Societe Generale SA (France)	2,804	47,042
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,000	216,879
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,200	34,604
SVB Financial Group*(a)	2,700	407,916
Truist Financial Corp.(a)	64,501	1,989,211
U.S. Bancorp	69,085	2,379,978
UniCredit SpA (Italy)	6,968	54,434
United Overseas Bank Ltd. (Singapore)	19,500	265,280
Wells Fargo & Co.	189,764	5,446,227
A1

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Zions Bancorp NA(a)	8,250	$ 220,770
		46,358,410
Beverages — 0.9%
Asahi Group Holdings Ltd. (Japan)	6,300	204,999
Brown-Forman Corp. (Class B Stock)	8,475	470,447
Carlsberg A/S (Denmark) (Class B Stock)	372	42,066
Coca-Cola Amatil Ltd. (Australia)	1,677	9,117
Coca-Cola Co. (The)	186,501	8,252,669
Coca-Cola European Partners PLC (United Kingdom)	6,600	247,698
Constellation Brands, Inc. (Class A Stock)	8,200	1,175,552
Diageo PLC (United Kingdom)	6,938	222,405
Kirin Holdings Co. Ltd. (Japan)	2,900	57,503
Molson Coors Beverage Co. (Class B Stock)	8,800	343,288
Monster Beverage Corp.*(a)	18,300	1,029,558
PepsiCo, Inc.	67,807	8,143,621
Pernod Ricard SA (France)	730	104,021
		20,302,944
Biotechnology — 1.1%
AbbVie, Inc.	72,000	5,485,680
Alexion Pharmaceuticals, Inc.*	10,800	969,732
Amgen, Inc.	29,237	5,927,217
Biogen, Inc.*	9,060	2,866,403
CSL Ltd. (Australia)	1,569	281,510
Gilead Sciences, Inc.	61,300	4,582,788
Incyte Corp.*	8,700	637,101
Regeneron Pharmaceuticals, Inc.*	3,940	1,923,863
Vertex Pharmaceuticals, Inc.*	12,600	2,998,170
		25,672,464
Building Products — 0.2%
A.O. Smith Corp.	6,800	257,108
Allegion PLC(a)	4,633	426,329
Cie de Saint-Gobain (France)	1,700	41,205
Daikin Industries Ltd. (Japan)	500	60,819
Fortune Brands Home & Security, Inc.	6,600	285,450
Geberit AG (Switzerland)	128	56,106
Johnson Controls International PLC	37,722	1,016,985
Kingspan Group PLC (Ireland)	527	28,263
Masco Corp.	13,200	456,324
Trane Technologies PLC	11,900	982,821
		3,611,410
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	24,970	243,267
Ameriprise Financial, Inc.	6,320	647,674
Amundi SA (France), 144A	208	12,309
ASX Ltd. (Australia)	673	31,954
Bank of New York Mellon Corp. (The)	40,758	1,372,730
BlackRock, Inc.	5,800	2,551,826
Cboe Global Markets, Inc.	5,600	499,800
Charles Schwab Corp. (The)(a)	55,550	1,867,591
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
CME Group, Inc.	17,500	$ 3,025,925
E*TRADE Financial Corp.	11,120	381,638
Franklin Resources, Inc.	11,900	198,611
Goldman Sachs Group, Inc. (The)	15,600	2,411,604
Intercontinental Exchange, Inc.	27,055	2,184,691
Invesco Ltd.	16,000	145,280
Macquarie Group Ltd. (Australia)	1,117	58,133
Magellan Financial Group Ltd. (Australia)	8,343	219,420
MarketAxess Holdings, Inc.	1,920	638,534
Moody’s Corp.	8,050	1,702,575
Morgan Stanley	59,180	2,012,120
MSCI, Inc.(a)	4,200	1,213,632
Nasdaq, Inc.	5,600	531,720
Nomura Holdings, Inc. (Japan)	75,100	316,093
Northern Trust Corp.(a)	10,600	799,876
Raymond James Financial, Inc.(a)	5,900	372,880
S&P Global, Inc.	11,900	2,916,095
Standard Life Aberdeen PLC (United Kingdom)	8,750	23,889
State Street Corp.	17,800	948,206
T. Rowe Price Group, Inc.(a)	11,600	1,132,740
UBS Group AG (Switzerland)*	13,291	123,420
		28,584,233
Chemicals — 0.8%
Air Products & Chemicals, Inc.	10,800	2,155,788
Albemarle Corp.(a)	5,100	287,487
Arkema SA (France)	275	19,005
Asahi Kasei Corp. (Japan)	4,300	30,580
BASF SE (Germany)	3,190	152,007
Celanese Corp.	6,300	462,357
CF Industries Holdings, Inc.	10,700	291,040
Corteva, Inc.	34,947	821,254
Dow, Inc.	35,747	1,045,242
DuPont de Nemours, Inc.	35,947	1,225,793
Eastman Chemical Co.	6,400	298,112
Ecolab, Inc.	12,300	1,916,709
Evonik Industries AG (Germany)	756	15,724
FMC Corp.	6,200	506,478
Givaudan SA (Switzerland)	32	98,981
International Flavors & Fragrances, Inc.	5,000	510,400
Israel Chemicals Ltd. (Israel)	67,017	213,195
Linde PLC (United Kingdom)	26,100	4,515,300
LyondellBasell Industries NV (Class A Stock)	12,700	630,301
Mosaic Co. (The)	15,600	168,792
Nissan Chemical Corp. (Japan)	500	18,223
Nitto Denko Corp. (Japan)	600	26,648
Orica Ltd. (Australia)	1,990	18,646
PPG Industries, Inc.(a)	11,600	969,760
Sherwin-Williams Co. (The)	4,050	1,861,056
Shin-Etsu Chemical Co. Ltd. (Japan)	1,300	128,605
Showa Denko KK (Japan)	200	4,106
Tosoh Corp. (Japan)	900	10,188
		18,401,777

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 0.2%
Cintas Corp.	4,100	$ 710,202
Copart, Inc.*	9,800	671,496
Dai Nippon Printing Co. Ltd. (Japan)	900	19,135
Republic Services, Inc.	10,365	777,997
Rollins, Inc.	6,600	238,524
Secom Co. Ltd. (Japan)	800	66,597
Sohgo Security Services Co. Ltd. (Japan)	300	14,669
Toppan Printing Co. Ltd. (Japan)	6,900	105,486
Waste Management, Inc.(a)	19,042	1,762,528
		4,366,634
Communications Equipment — 0.5%
Arista Networks, Inc.*	2,600	526,630
Cisco Systems, Inc.	206,100	8,101,791
F5 Networks, Inc.*	2,900	309,227
Juniper Networks, Inc.	16,500	315,810
Motorola Solutions, Inc.(a)	8,489	1,128,358
		10,381,816
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	5,655	109,974
Eiffage SA (France)	271	19,294
HOCHTIEF AG (Germany)	88	5,835
Jacobs Engineering Group, Inc.	6,300	499,401
Obayashi Corp. (Japan)	31,100	266,297
Quanta Services, Inc.	6,100	193,553
Shimizu Corp. (Japan)	33,600	262,469
Skanska AB (Sweden) (Class B Stock)*	1,152	17,432
Taisei Corp. (Japan)	700	21,340
Vinci SA (France)	920	76,141
		1,471,736
Construction Materials — 0.1%
CRH PLC (Ireland)	2,786	76,195
HeidelbergCement AG (Germany)	1,927	81,959
LafargeHolcim Ltd. (Switzerland)*	1,701	62,360
Martin Marietta Materials, Inc.	3,100	586,613
Vulcan Materials Co.	6,600	713,262
		1,520,389
Consumer Finance — 0.2%
American Express Co.	32,800	2,808,008
Capital One Financial Corp.	22,961	1,157,694
Credit Saison Co. Ltd. (Japan)	600	6,954
Discover Financial Services	15,440	550,745
Synchrony Financial	28,372	456,505
		4,979,906
Containers & Packaging — 0.2%
Amcor PLC(a)	75,650	614,278
Avery Dennison Corp.	4,300	438,041
Ball Corp.	15,700	1,015,162
International Paper Co.	18,173	565,726
Packaging Corp. of America	4,800	416,784
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Sealed Air Corp.	6,700	$ 165,557
Westrock Co.	12,344	348,841
		3,564,389
Distributors — 0.0%
Genuine Parts Co.	7,200	484,776
LKQ Corp.*	14,200	291,242
		776,018
Diversified Consumer Services — 0.0%
H&R Block, Inc.	8,600	121,088
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*(a)	94,900	17,350,567
Challenger Ltd. (Australia)	25,754	63,444
EXOR NV (Netherlands)*	377	19,693
Industrivarden AB (Sweden) (Class C Stock)	600	11,693
M&G PLC (United Kingdom)*	41,167	57,596
		17,502,993
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	354,036	10,320,149
CenturyLink, Inc.	46,279	437,799
Deutsche Telekom AG (Germany)	11,603	149,832
Elisa OYJ (Finland)	504	31,303
Nippon Telegraph & Telephone Corp. (Japan)	16,400	392,948
Proximus SADP (Belgium)	560	12,845
Telecom Italia SpA (Italy), RSP	22,010	8,721
Telefonica Deutschland Holding AG (Germany)	52,242	129,163
Verizon Communications, Inc.(a)	201,176	10,809,187
		22,291,947
Electric Utilities — 1.1%
Alliant Energy Corp.	11,200	540,848
American Electric Power Co., Inc.	24,160	1,932,317
Chubu Electric Power Co., Inc. (Japan)	22,900	324,924
Duke Energy Corp.(a)	35,061	2,835,734
Edison International	17,600	964,304
Enel SpA (Italy)	66,929	467,172
Entergy Corp.	9,500	892,715
Evergy, Inc.	11,500	633,075
Eversource Energy	15,900	1,243,539
Exelon Corp.	46,313	1,704,781
FirstEnergy Corp.	25,806	1,034,046
Iberdrola SA (Spain)	50,227	496,160
Kansai Electric Power Co., Inc. (The) (Japan)	11,700	131,479
NextEra Energy, Inc.	23,600	5,678,632
NRG Energy, Inc.	12,000	327,120
Pinnacle West Capital Corp.	5,300	401,687
PPL Corp.	36,200	893,416
Southern Co. (The)	51,200	2,771,968
Terna Rete Elettrica Nazionale SpA (Italy)	4,836	30,708

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	25,510	$ 1,538,253
		24,842,878
Electrical Equipment — 0.2%
AMETEK, Inc.	10,900	785,018
Eaton Corp. PLC	20,137	1,564,443
Emerson Electric Co.	29,300	1,396,145
Legrand SA (France)	4,550	291,693
Rockwell Automation, Inc.(a)	5,800	875,278
Schneider Electric SE (France)	1,920	163,461
		5,076,038
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	14,600	1,064,048
CDW Corp.	7,100	662,217
Corning, Inc.(a)	36,700	753,818
FLIR Systems, Inc.	6,100	194,529
Halma PLC (United Kingdom)	1,267	30,065
Hexagon AB (Sweden) (Class B Stock)	3,791	160,223
Hitachi High-Tech Corp. (Japan)	1,000	74,218
IPG Photonics Corp.*	1,700	187,476
Keysight Technologies, Inc.*	8,900	744,752
Murata Manufacturing Co. Ltd. (Japan)	2,100	106,690
TDK Corp. (Japan)	2,300	177,317
TE Connectivity Ltd.	16,000	1,007,680
Zebra Technologies Corp. (Class A Stock)*	2,630	482,868
		5,645,901
Energy Equipment & Services — 0.1%
Baker Hughes Co.	28,798	302,379
Halliburton Co.(a)	41,700	285,645
Helmerich & Payne, Inc.	5,400	84,510
National Oilwell Varco, Inc.	18,400	180,872
Schlumberger Ltd.	66,424	896,060
TechnipFMC PLC (United Kingdom)	18,400	124,016
		1,873,482
Entertainment — 0.9%
Activision Blizzard, Inc.	37,300	2,218,604
Bollore SA (France)	3,050	8,411
Electronic Arts, Inc.*	14,100	1,412,397
Live Nation Entertainment, Inc.*	6,000	272,760
Netflix, Inc.*	21,270	7,986,885
Nintendo Co. Ltd. (Japan)	400	154,679
Square Enix Holdings Co. Ltd. (Japan)	400	17,926
Take-Two Interactive Software, Inc.*	5,800	687,938
Vivendi SA (France)	2,888	62,269
Walt Disney Co. (The)	87,582	8,460,421
		21,282,290
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	5,600	767,536
American Tower Corp.	21,460	4,672,915
Apartment Investment & Management Co. (Class A Stock)	6,936	243,800
AvalonBay Communities, Inc.	6,875	1,011,794
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties, Inc.	7,100	$ 654,833
British Land Co. PLC (The) (United Kingdom)	3,024	12,587
Crown Castle International Corp.	20,000	2,888,000
Digital Realty Trust, Inc.	12,200	1,694,702
Duke Realty Corp.	16,500	534,270
Equinix, Inc.	4,154	2,594,464
Equity Residential	17,100	1,055,241
Essex Property Trust, Inc.	3,150	693,756
Extra Space Storage, Inc.	6,400	612,864
Federal Realty Investment Trust	3,300	246,213
Goodman Group (Australia)	5,490	40,976
Healthpeak Properties, Inc.	23,400	558,090
Host Hotels & Resorts, Inc.(a)	34,082	376,265
Iron Mountain, Inc.(a)	13,102	311,828
Japan Real Estate Investment Corp. (Japan)	5	29,349
Japan Retail Fund Investment Corp. (Japan)	9	10,200
Kimco Realty Corp.(a)	18,700	180,829
Klepierre SA (France)	10,151	213,775
Land Securities Group PLC (United Kingdom)	2,508	17,266
Link REIT (Hong Kong)	7,500	63,244
Mapletree Commercial Trust (Singapore)	7,000	8,950
Mid-America Apartment Communities, Inc.	5,800	597,574
Nippon Building Fund, Inc. (Japan)	5	33,525
Orix JREIT, Inc. (Japan)	46	60,474
Prologis, Inc.	36,077	2,899,508
Public Storage	7,300	1,449,853
Realty Income Corp.	15,700	782,802
Regency Centers Corp.(a)	7,900	303,597
SBA Communications Corp.	5,700	1,538,829
Simon Property Group, Inc.	15,093	828,002
SL Green Realty Corp.(a)	4,300	185,330
Stockland (Australia)	8,093	12,539
UDR, Inc.	14,300	522,522
Ventas, Inc.	17,918	480,202
Vornado Realty Trust	7,725	279,722
Welltower, Inc.	19,900	911,022
Weyerhaeuser Co.	35,818	607,115
		30,986,363
Food & Staples Retailing — 0.8%
Coles Group Ltd. (Australia)	3,854	35,803
Colruyt SA (Belgium)	200	10,854
Costco Wholesale Corp.	21,300	6,073,269
J Sainsbury PLC (United Kingdom)	6,112	15,908
Koninklijke Ahold Delhaize NV (Netherlands)	10,406	242,865
Kroger Co. (The)	37,992	1,144,319
Sysco Corp.	24,600	1,122,498
Tesco PLC (United Kingdom)	33,417	94,282
Walgreens Boots Alliance, Inc.	36,100	1,651,575
Walmart, Inc.	68,600	7,794,332

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Wm Morrison Supermarkets PLC (United Kingdom)	8,409	$ 18,468
Woolworths Group Ltd. (Australia)	13,356	288,115
		18,492,288
Food Products — 0.6%
Archer-Daniels-Midland Co.	27,026	950,775
Associated British Foods PLC (United Kingdom)	1,178	26,347
Campbell Soup Co.(a)	7,900	364,664
Conagra Brands, Inc.	23,000	674,820
General Mills, Inc.	29,300	1,546,161
Hershey Co. (The)	7,200	954,000
Hormel Foods Corp.	13,300	620,312
J.M. Smucker Co. (The)	5,600	621,600
Kellogg Co.	11,800	707,882
Kraft Heinz Co. (The)	29,717	735,199
Lamb Weston Holdings, Inc.	7,400	422,540
McCormick & Co., Inc.(a)	6,100	861,381
Mondelez International, Inc. (Class A Stock)	69,453	3,478,206
Nestle SA (Switzerland)	7,520	769,374
NH Foods Ltd. (Japan)	300	10,412
Orkla ASA (Norway)	2,598	22,172
Tate & Lyle PLC (United Kingdom)	7,241	58,610
Toyo Suisan Kaisha Ltd. (Japan)	300	14,511
Tyson Foods, Inc. (Class A Stock)	14,400	833,328
WH Group Ltd. (Hong Kong), 144A	328,000	306,506
Wilmar International Ltd. (Singapore)	3,900	8,843
		13,987,643
Gas Utilities — 0.0%
Atmos Energy Corp.	5,900	585,457
Enagas SA (Spain)	1,262	25,205
Naturgy Energy Group SA (Spain)	1,056	18,645
Snam SpA (Italy)	6,780	31,456
Tokyo Gas Co. Ltd. (Japan)	1,400	33,244
		694,007
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	85,900	6,778,369
ABIOMED, Inc.*	2,360	342,577
Align Technology, Inc.*	3,600	626,220
Baxter International, Inc.	24,800	2,013,512
Becton, Dickinson & Co.	13,210	3,035,262
Boston Scientific Corp.*	66,667	2,175,344
Cooper Cos., Inc. (The)	2,440	672,635
Danaher Corp.	31,200	4,318,392
DENTSPLY SIRONA, Inc.	10,800	419,364
Edwards Lifesciences Corp.*	10,200	1,923,924
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,001	36,050
Hologic, Inc.*	12,500	438,750
IDEXX Laboratories, Inc.*	4,200	1,017,408
Intuitive Surgical, Inc.*	5,680	2,812,793
Medtronic PLC	65,190	5,878,834
Olympus Corp. (Japan)	1,500	21,773
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ResMed, Inc.	7,100	$ 1,045,759
Siemens Healthineers AG (Germany), 144A	6,375	251,245
STERIS PLC	4,250	594,872
Stryker Corp.	15,800	2,630,542
Teleflex, Inc.	2,400	702,864
Varian Medical Systems, Inc.*(a)	4,600	472,236
Zimmer Biomet Holdings, Inc.(a)	10,100	1,020,908
		39,229,633
Health Care Providers & Services — 1.4%
Alfresa Holdings Corp. (Japan)	2,800	51,945
AmerisourceBergen Corp.	7,500	663,750
Anthem, Inc.	12,500	2,838,000
Cardinal Health, Inc.	14,150	678,351
Centene Corp.*	28,150	1,672,391
Cigna Corp.	18,200	3,224,676
CVS Health Corp.	63,583	3,772,379
DaVita, Inc.*(a)	4,700	357,482
Fresenius Medical Care AG & Co. KGaA (Germany)	740	48,952
Fresenius SE & Co. KGaA (Germany)	1,460	54,025
HCA Healthcare, Inc.	13,100	1,177,035
Henry Schein, Inc.*	6,800	343,536
Humana, Inc.	6,650	2,088,233
Laboratory Corp. of America Holdings*	5,000	631,950
McKesson Corp.	8,630	1,167,294
Medipal Holdings Corp. (Japan)	15,200	285,074
Quest Diagnostics, Inc.(a)	6,800	546,040
Sonic Healthcare Ltd. (Australia)	850	12,656
Suzuken Co. Ltd. (Japan)	8,600	312,982
UnitedHealth Group, Inc.	46,160	11,511,381
Universal Health Services, Inc. (Class B Stock)	3,900	386,412
		31,824,544
Health Care Technology — 0.0%
Cerner Corp.	15,600	982,644
Hotels, Restaurants & Leisure — 0.7%
Aristocrat Leisure Ltd. (Australia)	15,087	196,151
Carnival Corp.	19,300	254,181
Carnival PLC	552	6,644
Chipotle Mexican Grill, Inc.*	1,270	831,088
Darden Restaurants, Inc.	5,950	324,037
Flutter Entertainment PLC (Ireland)	266	24,007
Hilton Worldwide Holdings, Inc.	13,800	941,712
Las Vegas Sands Corp.	15,600	662,532
Marriott International, Inc. (Class A Stock)	13,328	997,068
McDonald’s Corp.(a)	36,600	6,051,810
MGM Resorts International	23,800	280,840
Norwegian Cruise Line Holdings Ltd.*(a)	9,900	108,504
Oriental Land Co. Ltd. (Japan)	700	89,065
Royal Caribbean Cruises Ltd.	8,400	270,228
Sands China Ltd. (Macau)	9,200	33,546
Sodexo SA (France)	296	19,973

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	57,700	$ 3,793,198
TUI AG (Germany)	1,519	6,769
Wynn Resorts Ltd.	4,700	282,893
Yum! Brands, Inc.	14,900	1,021,097
		16,195,343
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	3,530	19,141
Berkeley Group Holdings PLC (United Kingdom)	5,207	232,116
Casio Computer Co. Ltd. (Japan)	700	9,751
D.R. Horton, Inc.	16,300	554,200
Garmin Ltd.(a)	6,500	487,240
Leggett & Platt, Inc.	5,400	144,072
Lennar Corp. (Class A Stock)	13,600	519,520
Mohawk Industries, Inc.*	2,940	224,146
Newell Brands, Inc.	15,914	211,338
NVR, Inc.*	160	411,058
Persimmon PLC (United Kingdom)	988	23,373
PulteGroup, Inc.	11,922	266,099
Sekisui House Ltd. (Japan)	2,200	36,352
Sony Corp. (Japan)	9,200	546,436
Taylor Wimpey PLC (United Kingdom)	10,680	15,576
Whirlpool Corp.	3,026	259,631
		3,960,049
Household Products — 0.9%
Church & Dwight Co., Inc.	11,800	757,324
Clorox Co. (The)(a)	6,100	1,056,825
Colgate-Palmolive Co.	41,300	2,740,668
Essity AB (Sweden) (Class B Stock)	10,847	334,260
Henkel AG & Co. KGaA (Germany)	363	26,856
Kimberly-Clark Corp.	16,500	2,109,855
Procter & Gamble Co. (The)	120,825	13,290,750
		20,316,538
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	30,700	417,520
Industrial Conglomerates — 0.6%
3M Co.	28,200	3,849,582
CK Hutchison Holdings Ltd. (United Kingdom)	43,000	288,211
General Electric Co.	423,530	3,362,828
Honeywell International, Inc.	34,712	4,644,119
Jardine Matheson Holdings Ltd. (Hong Kong)	800	40,555
Jardine Strategic Holdings Ltd. (Hong Kong)	800	17,579
Roper Technologies, Inc.	5,040	1,571,522
Siemens AG (Germany)	2,653	225,731
Toshiba Corp. (Japan)	1,700	37,231
		14,037,358
Insurance — 1.0%
Aegon NV (Netherlands)	68,737	173,293
Aflac, Inc.	35,800	1,225,792
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Ageas (Belgium)	624	$ 25,815
AIA Group Ltd. (Hong Kong)	11,800	106,289
Allianz SE (Germany)	1,467	252,717
Allstate Corp. (The)	16,100	1,476,853
American International Group, Inc.	41,939	1,017,021
Aon PLC(a)	11,600	1,914,464
Arthur J Gallagher & Co.	9,000	733,590
Assurant, Inc.	3,000	312,270
Aviva PLC (United Kingdom)	13,476	44,393
Chubb Ltd.	21,986	2,455,616
Cincinnati Financial Corp.	7,237	546,032
Dai-ichi Life Holdings, Inc. (Japan)	3,800	45,446
Everest Re Group Ltd.	2,140	411,779
Globe Life, Inc.	5,025	361,649
Hannover Rueck SE (Germany)	210	30,216
Hartford Financial Services Group, Inc. (The)	17,700	623,748
Japan Post Holdings Co. Ltd. (Japan)	5,500	43,063
Japan Post Insurance Co. Ltd. (Japan)	800	9,870
Legal & General Group PLC (United Kingdom)	102,675	243,634
Lincoln National Corp.	10,018	263,674
Loews Corp.(a)	12,675	441,470
Marsh & McLennan Cos., Inc.	24,800	2,144,208
MetLife, Inc.	37,850	1,157,075
MS&AD Insurance Group Holdings, Inc. (Japan)	3,700	103,422
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	706	141,864
NN Group NV (Netherlands)	8,654	231,128
Principal Financial Group, Inc.	12,200	382,348
Progressive Corp. (The)	28,600	2,111,824
QBE Insurance Group Ltd. (Australia)	4,550	24,192
Swiss Life Holding AG (Switzerland)	719	244,506
T&D Holdings, Inc. (Japan)	2,000	16,212
Travelers Cos., Inc. (The)	12,535	1,245,352
Unum Group	9,910	148,749
W.R. Berkley Corp.	6,500	339,105
Willis Towers Watson PLC	6,340	1,076,849
Zurich Insurance Group AG (Switzerland)	505	178,242
		22,303,770
Interactive Media & Services — 2.4%
Alphabet, Inc. (Class A Stock)*	14,630	16,999,328
Alphabet, Inc. (Class C Stock)*	14,653	17,038,655
Facebook, Inc. (Class A Stock)*	116,930	19,503,924
Kakaku.com, Inc. (Japan)	500	9,185
Twitter, Inc.*	36,800	903,808
Z Holdings Corp. (Japan)	3,600	11,579
		54,466,479
Internet & Direct Marketing Retail — 1.9%
Amazon.com, Inc.*	20,260	39,501,327
Booking Holdings, Inc.*	2,070	2,784,812
eBay, Inc.	37,800	1,136,268

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Expedia Group, Inc.	6,850	$ 385,450
		43,807,857
IT Services — 2.6%
Accenture PLC (Class A Stock)	30,900	5,044,734
Adyen NV (Netherlands), 144A*	34	28,892
Akamai Technologies, Inc.*(a)	8,000	731,920
Alliance Data Systems Corp.	2,240	75,376
Amadeus IT Group SA (Spain)	1,476	70,103
Atos SE (France)	335	22,568
Automatic Data Processing, Inc.	20,900	2,856,612
Broadridge Financial Solutions, Inc.	5,600	531,048
Cognizant Technology Solutions Corp. (Class A Stock)	27,000	1,254,690
DXC Technology Co.	11,328	147,830
Fidelity National Information Services, Inc.	29,600	3,600,544
Fiserv, Inc.*	27,500	2,612,225
FleetCor Technologies, Inc.*	4,200	783,468
Fujitsu Ltd. (Japan)	2,100	190,512
Gartner, Inc.*	4,400	438,108
Global Payments, Inc.	14,477	2,088,018
International Business Machines Corp.	43,100	4,781,083
Jack Henry & Associates, Inc.(a)	3,800	589,912
Leidos Holdings, Inc.	6,400	586,560
Mastercard, Inc. (Class A Stock)	43,100	10,411,236
NEC Corp. (Japan)	400	14,567
Nomura Research Institute Ltd. (Japan)	11,900	252,141
Otsuka Corp. (Japan)	400	17,000
Paychex, Inc.	15,600	981,552
PayPal Holdings, Inc.*	56,700	5,428,458
VeriSign, Inc.*	5,200	936,468
Visa, Inc. (Class A Stock)(a)	83,300	13,421,296
Western Union Co. (The)	20,210	366,407
Wirecard AG (Germany)(a)	477	54,772
		58,318,100
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	700	33,965
Hasbro, Inc.	5,700	407,835
		441,800
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.(a)	15,114	1,082,465
Illumina, Inc.*	7,200	1,966,464
IQVIA Holdings, Inc.*	8,800	949,168
Mettler-Toledo International, Inc.*(a)	1,200	828,612
PerkinElmer, Inc.	5,300	398,984
QIAGEN NV*	786	32,170
Sartorius Stedim Biotech (France)	96	19,297
Thermo Fisher Scientific, Inc.	19,580	5,552,888
Waters Corp.*	3,200	582,560
		11,412,608
Machinery — 0.7%
Alfa Laval AB (Sweden)	1,071	18,422
Amada Holdings Co. Ltd. (Japan)	27,900	219,724
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class A Stock)	10,643	$ 356,511
Atlas Copco AB (Sweden) (Class B Stock)	1,378	40,501
Caterpillar, Inc.	27,100	3,144,684
Cummins, Inc.	7,700	1,041,964
Deere & Co.	15,380	2,124,901
Dover Corp.	7,000	587,580
Epiroc AB (Sweden) (Class B Stock)	1,360	13,404
Flowserve Corp.	6,100	145,729
Fortive Corp.	13,650	753,343
GEA Group AG (Germany)	561	11,485
IDEX Corp.	3,910	540,010
Illinois Tool Works, Inc.	14,400	2,046,528
Ingersoll Rand, Inc.*(a)	16,500	409,200
Kone OYJ (Finland) (Class B Stock)	1,346	76,447
Kurita Water Industries Ltd. (Japan)	400	9,273
Mitsubishi Heavy Industries Ltd. (Japan)	1,100	27,704
PACCAR, Inc.	16,843	1,029,613
Parker-Hannifin Corp.	6,365	825,731
Pentair PLC	7,677	228,467
Sandvik AB (Sweden)	3,857	54,250
Schindler Holding AG (Switzerland)	71	14,957
SKF AB (Sweden) (Class B Stock)	1,326	18,200
Snap-on, Inc.	2,800	304,696
Stanley Black & Decker, Inc.	7,297	729,700
Techtronic Industries Co. Ltd. (Hong Kong)	5,000	32,198
Volvo AB (Sweden) (Class B Stock)	21,727	260,748
Westinghouse Air Brake Technologies Corp.	8,851	425,999
Xylem, Inc.	8,500	553,605
Yangzijiang Shipbuilding Holdings Ltd. (China)	13,600	7,920
		16,053,494
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	12	10,027
Media — 0.6%
Altice Europe NV (Netherlands)*	11,046	42,766
Charter Communications, Inc. (Class A Stock)*	7,840	3,420,670
Comcast Corp. (Class A Stock)	219,080	7,531,970
Discovery, Inc. (Class A Stock)*	6,000	116,640
Discovery, Inc. (Class C Stock)*	16,600	291,164
DISH Network Corp. (Class A Stock)*	12,017	240,220
Fox Corp. (Class A Stock)	16,100	380,443
Fox Corp. (Class B Stock)	6,633	151,763
Interpublic Group of Cos., Inc. (The)	16,431	266,018
News Corp. (Class A Stock)(a)	16,175	145,171
News Corp. (Class B Stock)	4,800	43,152
Omnicom Group, Inc.	10,300	565,470
Publicis Groupe SA (France)	4,712	135,102
Telenet Group Holding NV (Belgium)	4,025	121,615

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
ViacomCBS, Inc. (Class B Stock)(a)	25,730	$ 360,477
		13,812,641
Metals & Mining — 0.2%
Alumina Ltd. (Australia)	8,448	7,501
Anglo American PLC (South Africa)	15,280	267,861
Antofagasta PLC (Chile)	1,368	13,016
ArcelorMittal SA (Luxembourg)	6,400	60,913
BHP Group Ltd. (Australia)	10,236	181,488
BHP Group PLC (Australia)	13,769	213,029
BlueScope Steel Ltd. (Australia)	821	4,356
Boliden AB (Sweden)	945	17,119
Fortescue Metals Group Ltd. (Australia)	46,866	287,820
Freeport-McMoRan, Inc.	69,788	471,069
Newcrest Mining Ltd. (Australia)	2,607	36,826
Newmont Corp.(a)	38,800	1,756,864
Nucor Corp.	14,000	504,280
Rio Tinto Ltd. (Australia)	1,286	66,000
Rio Tinto PLC (Australia)	10,066	460,608
		4,348,750
Multiline Retail — 0.2%
Dollar General Corp.	12,400	1,872,524
Dollar Tree, Inc.*	11,665	857,027
Kohl’s Corp.(a)	7,300	106,507
Macy’s, Inc.	14,674	72,049
Next PLC (United Kingdom)	469	23,519
Nordstrom, Inc.	4,800	73,632
Pan Pacific International Holdings Corp. (Japan)	1,500	28,388
Target Corp.	24,800	2,305,656
Wesfarmers Ltd. (Australia)	3,835	81,690
		5,420,992
Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	2,317	24,180
Ameren Corp.(a)	12,200	888,526
CenterPoint Energy, Inc.	24,000	370,800
CMS Energy Corp.	13,900	816,625
Consolidated Edison, Inc.	15,800	1,232,400
Dominion Energy, Inc.	39,915	2,881,464
DTE Energy Co.(a)	9,100	864,227
E.ON SE (Germany)	7,840	81,408
Engie SA (France)	6,642	68,534
NiSource, Inc.	17,300	431,981
Public Service Enterprise Group, Inc.	24,500	1,100,295
RWE AG (Germany)	2,006	52,595
Sempra Energy	13,819	1,561,409
WEC Energy Group, Inc.	15,513	1,367,161
		11,741,605
Oil, Gas & Consumable Fuels — 1.2%
Apache Corp.(a)	17,614	73,626
BP PLC (United Kingdom)	13,813	57,630
Cabot Oil & Gas Corp.	19,400	333,486
Chevron Corp.	91,522	6,631,684
Concho Resources, Inc.(a)	9,900	424,215
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ConocoPhillips	53,477	$ 1,647,091
Devon Energy Corp.	17,800	122,998
Diamondback Energy, Inc.	7,200	188,640
EOG Resources, Inc.	27,800	998,576
Exxon Mobil Corp.	204,299	7,757,233
Hess Corp.(a)	12,700	422,910
HollyFrontier Corp.	7,300	178,923
Inpex Corp. (Japan)	3,600	20,048
Kinder Morgan, Inc.	92,898	1,293,140
Lundin Petroleum AB (Sweden)	6,144	117,522
Marathon Oil Corp.	37,182	122,329
Marathon Petroleum Corp.	31,419	742,117
Neste OYJ (Finland)	1,161	39,375
Noble Energy, Inc.(a)	21,900	132,276
Occidental Petroleum Corp.	42,804	495,670
OMV AG (Austria)	6,338	174,254
ONEOK, Inc.	19,900	434,019
Origin Energy Ltd. (Australia)	60,060	160,246
Phillips 66	21,838	1,171,609
Pioneer Natural Resources Co.	8,150	571,722
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	14,702	256,498
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	12,983	217,142
Santos Ltd. (Australia)	60,705	126,014
TOTAL SA (France)	8,086	309,483
Valero Energy Corp.	19,900	902,664
Williams Cos., Inc. (The)	58,400	826,360
		26,949,500
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	1,400	7,497
Personal Products — 0.1%
Coty, Inc. (Class A Stock)	11,100	57,276
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,700	1,704,938
Kobayashi Pharmaceutical Co. Ltd. (Japan)	200	18,589
L’Oreal SA (France)	435	114,946
Unilever NV (United Kingdom)	10,141	499,495
Unilever PLC (United Kingdom)	3,891	196,428
		2,591,672
Pharmaceuticals — 2.5%
Allergan PLC	16,075	2,846,882
Astellas Pharma, Inc. (Japan)	24,600	381,137
AstraZeneca PLC (United Kingdom)	705	63,356
Bayer AG (Germany)	2,160	124,964
Bristol-Myers Squibb Co.(a)	113,670	6,335,966
Chugai Pharmaceutical Co. Ltd. (Japan)	1,900	220,496
Eli Lilly & Co.	41,000	5,687,520
GlaxoSmithKline PLC (United Kingdom)	26,071	491,343
Johnson & Johnson(a)	127,958	16,779,133
Kyowa Kirin Co. Ltd. (Japan)	800	17,869
Merck & Co., Inc.	123,433	9,496,935

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Merck KGaA (Germany)	2,968	$ 303,964
Mylan NV*	23,300	347,403
Novartis AG (Switzerland)	10,988	904,527
Novo Nordisk A/S (Denmark) (Class B Stock)	6,084	366,180
Ono Pharmaceutical Co. Ltd. (Japan)	1,400	31,565
Otsuka Holdings Co. Ltd. (Japan)	1,400	54,877
Perrigo Co. PLC	6,200	298,158
Pfizer, Inc.(a)	267,670	8,736,749
Recordati SpA (Italy)	354	14,992
Roche Holding AG (Switzerland)	3,400	1,101,181
Sanofi (France)	733	63,958
Shionogi & Co. Ltd. (Japan)	2,700	133,034
UCB SA (Belgium)	440	38,155
Zoetis, Inc.	23,500	2,765,715
		57,606,059
Professional Services — 0.2%
Equifax, Inc.	5,900	704,755
IHS Markit Ltd.	18,700	1,122,000
Nielsen Holdings PLC	17,000	213,180
Randstad NV (Netherlands)	425	14,875
Recruit Holdings Co. Ltd. (Japan)	9,300	241,778
Robert Half International, Inc.(a)	5,700	215,175
Verisk Analytics, Inc.	7,800	1,087,164
Wolters Kluwer NV (Netherlands)	4,522	319,668
		3,918,595
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	15,700	592,047
CK Asset Holdings Ltd. (Hong Kong)	11,500	64,907
Daiwa House Industry Co. Ltd. (Japan)	1,900	47,120
Deutsche Wohnen SE (Germany)	975	37,228
Henderson Land Development Co. Ltd. (Hong Kong)	39,200	148,625
Hongkong Land Holdings Ltd. (Hong Kong)	4,000	15,009
Hulic Co. Ltd. (Japan)	1,100	11,211
Lendlease Group (Australia)	1,896	12,017
Mitsubishi Estate Co. Ltd. (Japan)	4,100	60,596
Nomura Real Estate Holdings, Inc. (Japan)	500	8,092
Sino Land Co. Ltd. (Hong Kong)	10,000	12,618
Sumitomo Realty & Development Co. Ltd. (Japan)	1,200	29,318
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	34,500	221,030
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	4,000	16,435
		1,276,253
Road & Rail — 0.5%
Aurizon Holdings Ltd. (Australia)	6,888	17,918
CSX Corp.	38,500	2,206,050
Hankyu Hanshin Holdings, Inc. (Japan)	6,400	215,350
J.B. Hunt Transport Services, Inc.(a)	4,100	378,143
Kansas City Southern	4,800	610,464
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Keikyu Corp. (Japan)	800	$ 13,497
Kyushu Railway Co. (Japan)	600	17,242
Nippon Express Co. Ltd. (Japan)	300	14,686
Norfolk Southern Corp.	12,900	1,883,400
Old Dominion Freight Line, Inc.	4,365	572,950
Union Pacific Corp.	34,000	4,795,360
West Japan Railway Co. (Japan)	3,900	266,749
		10,991,809
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.*	55,700	2,533,236
Advantest Corp. (Japan)	6,800	269,356
Analog Devices, Inc.	18,058	1,618,900
Applied Materials, Inc.	45,000	2,061,900
ASML Holding NV (Netherlands)	251	66,538
Broadcom, Inc.(a)	19,280	4,571,288
Infineon Technologies AG (Germany)	4,264	61,375
Intel Corp.(a)	213,400	11,549,208
KLA Corp.	7,750	1,113,985
Lam Research Corp.	7,070	1,696,800
Maxim Integrated Products, Inc.	13,400	651,374
Microchip Technology, Inc.	11,800	800,040
Micron Technology, Inc.*	53,700	2,258,622
NVIDIA Corp.(a)	29,850	7,868,460
NXP Semiconductors NV (Netherlands)	1,000	82,930
Qorvo, Inc.*	6,007	484,345
QUALCOMM, Inc.	56,500	3,822,225
Skyworks Solutions, Inc.	8,400	750,792
STMicroelectronics NV (Switzerland)	2,333	50,521
Texas Instruments, Inc.	45,400	4,536,822
Tokyo Electron Ltd. (Japan)	700	131,525
Xilinx, Inc.	12,200	950,868
		47,931,110
Software — 4.0%
Adobe, Inc.*	23,700	7,542,288
ANSYS, Inc.*	4,200	976,374
Autodesk, Inc.*	10,800	1,685,880
Cadence Design Systems, Inc.*	13,600	898,144
Check Point Software Technologies Ltd. (Israel)*(a)	2,800	281,512
Citrix Systems, Inc.	6,000	849,300
Dassault Systemes SE (France)	409	60,647
Fortinet, Inc.*	7,200	728,424
Intuit, Inc.	12,800	2,944,000
Microsoft Corp.	370,690	58,461,520
Nice Ltd. (Israel)*	220	32,401
NortonLifeLock, Inc.	25,578	478,564
Oracle Corp.	106,100	5,127,813
Paycom Software, Inc.*	2,420	488,864
salesforce.com, Inc.*	42,750	6,155,145
SAP SE (Germany)	2,216	246,420
ServiceNow, Inc.*	9,030	2,587,817
Synopsys, Inc.*	7,400	953,046
Trend Micro, Inc. (Japan)	500	24,647
		90,522,806

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	3,500	$ 326,620
AutoZone, Inc.*	1,200	1,015,200
Best Buy Co., Inc.(a)	11,425	651,225
CarMax, Inc.*	8,200	441,406
Gap, Inc. (The)	9,500	66,880
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,836	23,602
Hikari Tsushin, Inc. (Japan)	700	117,539
Home Depot, Inc. (The)	52,970	9,890,029
Industria de Diseno Textil SA (Spain)	12,390	320,569
JD Sports Fashion PLC (United Kingdom)	27,482	155,894
L Brands, Inc.	10,906	126,073
Lowe’s Cos., Inc.	37,200	3,201,060
Nitori Holdings Co. Ltd. (Japan)	300	40,609
O’Reilly Automotive, Inc.*	3,700	1,113,885
Ross Stores, Inc.	17,600	1,530,672
Tiffany & Co.	5,220	675,990
TJX Cos., Inc. (The)	58,300	2,787,323
Tractor Supply Co.	6,000	507,300
Ulta Beauty, Inc.*	2,900	509,530
		23,501,406
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	203,060	51,636,127
FUJIFILM Holdings Corp. (Japan)	7,000	351,937
Hewlett Packard Enterprise Co.	60,648	588,892
HP, Inc.	70,848	1,229,921
NetApp, Inc.	11,100	462,759
Seagate Technology PLC	11,100	541,680
Western Digital Corp.	14,603	607,777
Xerox Holdings Corp.	8,190	155,119
		55,574,212
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.*	6,000	64,740
EssilorLuxottica SA (France)	948	101,668
Hanesbrands, Inc.	15,400	121,198
Hermes International (France)	482	332,438
LVMH Moet Hennessy Louis Vuitton SE (France)	955	354,389
NIKE, Inc. (Class B Stock)	60,300	4,989,222
Puma SE (Germany)	300	17,835
PVH Corp.	3,700	139,268
Ralph Lauren Corp.	2,500	167,075
Swatch Group AG (The) (Switzerland)	77	3,020
Tapestry, Inc.	13,400	173,530
Under Armour, Inc. (Class A Stock)*(a)	7,500	69,075
Under Armour, Inc. (Class C Stock)*	7,374	59,435
VF Corp.	15,900	859,872
		7,452,765
Tobacco — 0.4%
Altria Group, Inc.	90,000	3,480,300
British American Tobacco PLC (United Kingdom)	14,719	501,466
Imperial Brands PLC (United Kingdom)	4,429	81,898
	Shares	Value
Common Stocks (continued)
Tobacco (cont’d.)
Japan Tobacco, Inc. (Japan)	4,200	$ 77,779
Philip Morris International, Inc.	75,000	5,472,000
Swedish Match AB (Sweden)	567	32,331
		9,645,774
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)*	2,800	63,812
Brenntag AG (Germany)	513	19,066
Bunzl PLC (United Kingdom)	1,184	23,860
Fastenal Co.	27,400	856,250
Ferguson PLC	4,211	260,662
ITOCHU Corp. (Japan)	4,700	97,060
Marubeni Corp. (Japan)	5,400	26,868
Mitsui & Co. Ltd. (Japan)	5,600	77,612
Toyota Tsusho Corp. (Japan)	700	16,392
United Rentals, Inc.*(a)	3,700	380,730
W.W. Grainger, Inc.	2,240	556,640
		2,378,952
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	225	24,597
Fraport AG Frankfurt Airport Services Worldwide (Germany)	151	6,113
Kamigumi Co. Ltd. (Japan)	1,600	27,074
		57,784
Water Utilities — 0.1%
American Water Works Co., Inc.	8,600	1,028,216
Severn Trent PLC (United Kingdom)	840	23,755
		1,051,971
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	16,400	486,048
NTT DOCOMO, Inc. (Japan)	10,500	328,187
Softbank Corp. (Japan)	9,900	126,348
T-Mobile US, Inc.*(a)	15,300	1,283,670
Vodafone Group PLC (United Kingdom)	123,736	171,753
		2,396,006

Total Common Stocks (cost $407,492,016)		1,079,569,595
Exchange-Traded Funds — 0.4%
iShares Core S&P 500 ETF(a)	37,050	9,573,720
iShares MSCI EAFE ETF	6,559	350,644

Total Exchange-Traded Funds (cost $9,920,672)		9,924,364
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	3,200
Volkswagen AG (Germany) (PRFC)	1,246	146,231
		149,431

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Banks — 0.0%
Citigroup Capital XIII, 8.140%, (Capital Security, fixed to floating preferred)	20,000	$ 512,000
Capital Markets — 0.1%
State Street Corp., 5.350%, (Capital Security, fixed to floating preferred), 5.350%(rr)	30,000	736,500

Total Preferred Stocks (cost $1,499,252)		1,397,931

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 8.4%
Automobiles — 2.4%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24		1,200	1,174,813
Series 2019-01, Class B
3.130%	02/18/25		600	601,157
Series 2019-01, Class C
3.360%	02/18/25		700	704,187
Series 2019-02, Class C
2.740%	04/18/25		1,400	1,356,538
Series 2019-03, Class C
2.320%	07/18/25		2,300	2,258,807
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25		1,100	1,085,388
Series 2019-02A, Class A, 144A
3.350%	09/22/25		2,000	1,891,626
Series 2019-03A, Class A, 144A
2.360%	03/20/26		2,700	2,364,568
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,300	1,142,746
Drive Auto Receivables Trust,
Series 2019-03, Class B
2.650%	02/15/24		900	888,513
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	1,700	1,200,509
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29		4,200	4,173,947
Series 2018-01, Class A, 144A
3.190%	07/15/31		2,700	2,683,425
Series 2018-02, Class A, 144A
3.470%	01/15/30		2,200	2,245,943
Series 2019-01, Class A, 144A
3.520%	07/15/30		3,900	3,882,239
Series 2020-01, Class A, 144A
2.040%	08/15/31		2,500	2,338,885
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24		1,400	1,360,010
Series 2018-02, Class A
3.170%	03/15/25		9,700	9,541,726
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2019-02, Class A
3.060%	04/15/26	1,000	$ 962,689
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	300	306,057
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A
2.550%	11/14/23	1,573	1,568,258
Series 2018-01A, Class A, 144A
3.430%	12/16/24	3,800	3,782,043
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,600	3,511,012
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	1,300	1,254,458
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,100	2,127,446
			54,406,990
Collateralized Loan Obligations — 3.5%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.192%(c)	07/22/32	2,500	2,285,770
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.111%(c)	07/15/29	500	476,687
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	07/15/29	1,000	959,635
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
2.656%(c)	01/17/28	1,000	970,528
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	04/15/29	2,500	2,402,048
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.036%(c)	10/17/31	7,000	6,502,922
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
2.482%(c)	11/15/26	785	759,439
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.841%(c)	04/15/31	1,000	927,518
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.741%(c)	02/05/31	250	229,445

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.122%(c)	07/22/32	2,500	$ 2,241,257
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.959%(c)	10/19/28	7,000	6,747,211
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.086%(c)	10/23/29	1,250	1,178,288
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
3.289%(c)	04/20/32	4,750	4,350,631
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
2.994%(c)	10/20/31	4,250	3,911,913
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.939%(c)	04/21/31	3,500	3,259,467
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.951%(c)	07/15/31	2,500	2,279,066
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.236%(c)	04/17/30	1,750	1,658,535
OCP CLO Ltd. (Cayman Islands),
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.149%(c)	07/20/32	7,000	6,375,384
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.916%(c)	04/17/31	3,000	2,746,559
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.020%(c)	10/30/30	750	693,584
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
3.209%(c)	07/20/32	2,500	2,286,941
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.919%(c)	07/20/30	5,000	4,739,720
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.924%(c)	11/14/29	500	477,380
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.136%(c)	07/17/26	1,843	1,823,647
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
3.019%(c)	07/20/31	1,750	$ 1,616,149
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
3.279%(c)	07/20/32	7,500	6,938,939
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.004%(c)	01/25/31	1,750	1,631,909
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
2.711%(c)	07/15/27	931	903,869
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.986%(c)	01/17/31	2,000	1,862,005
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.019%(c)	10/20/31	3,750	3,425,368
York CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.152%(c)	07/22/32	2,000	1,856,414
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.201%(c)	07/15/29	1,250	1,178,983
			79,697,211
Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.505%(c)	09/14/32	1,592	1,552,957
Oportun Funding LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,100	1,014,084
Series 2018-D, Class A, 144A
4.150%	12/09/24	800	738,795
			3,305,836
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	4,000	4,673,123
Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,082,306
Series 2018-A, Class A5, 144A
3.610%	03/10/42	500	502,484
Series 2019-A, Class A5, 144A
3.080%	11/12/41	1,600	1,512,816

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	$ 1,520,315
				5,617,921
Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
2.597%(c)	03/25/33		75	73,847
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.847%(c)	07/25/32		31	30,551
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)
2.222%(c)	09/25/32		1,469	1,369,381
				1,473,779
Other — 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35		900	867,427
Series 2019-02A, Class A, 144A
2.590%	05/20/36		1,457	1,434,717
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.427%(c)	06/25/24		2,240	1,911,739
				4,213,883
Residential Mortgage-Backed Securities — 0.5%
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		1,108	1,017,840
CWABS, Inc., Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
1.697%(c)	03/25/34		564	546,751
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		171	153,856
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59		179	175,212
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,000	1,009,313
Series 2019-SL01, Class A, 144A
4.000%	12/28/54		137	136,611
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
1.742%(c)	06/25/34		162	143,126
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,179	1,177,400
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	1,867	2,054,544
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	766	$ 742,169
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
1.547%(c)	02/25/57	1,908	1,840,617
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	1,906	1,907,046
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58	109	110,599
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	83	82,610
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58	653	659,276
			11,756,970
Student Loans — 1.1%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	1,463	1,482,423
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	1,077	1,090,292
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46	398	409,978
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	1,068	1,069,371
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	1,881	1,839,603
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	1,000	1,003,929
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,300	3,349,913
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	1,200	1,215,548
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	1,400	1,378,139
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68	1,500	1,527,980
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	1,100	1,103,688
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	2,600	2,515,758
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	1,400	1,442,040
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,700	1,699,185
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	2,200	2,126,132

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,700	$ 1,644,775
			24,898,754

Total Asset-Backed Securities (cost $197,700,334)			190,044,467
Commercial Mortgage-Backed Securities — 9.2%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	3,048,746
BBCMS Mortgage Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	4,247,117
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,916,379
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	2,523,677
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	974	1,008,061
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,795,416
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	4,160,726
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	590	589,117
Series 2014-CR18, Class A4
3.550%	07/15/47	2,087	2,176,252
Series 2014-LC17, Class A4
3.648%	10/10/47	5,000	5,270,316
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,500	2,599,579
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	3,842,216
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	1,180	1,250,029
Series 2015-M17, Class A2
2.931%(cc)	11/25/25	3,000	3,185,046
Series 2016-M07, Class AB2
2.385%	09/25/26	612	627,471
Series 2017-M01, Class A2
2.417%(cc)	10/25/26	1,600	1,657,693
Series 2017-M04, Class A2
2.584%(cc)	12/25/26	8,600	9,076,359
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	5,900	6,408,048
Series 2018-M04, Class A2
3.045%(cc)	03/25/28	3,075	3,351,723
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.368%(cc)	05/25/22	18,339	443,153
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K021, Class X1, IO
1.420%(cc)	06/25/22	5,169	$ 132,004
Series K055, Class X1, IO
1.364%(cc)	03/25/26	4,569	314,473
Series K064, Class AM
3.327%(cc)	03/25/27	4,200	4,651,896
Series K068, Class AM
3.315%	08/25/27	4,100	4,642,039
Series K069, Class A2
3.187%(cc)	09/25/27	3,500	3,933,594
Series K069, Class AM
3.248%(cc)	09/25/27	750	838,642
Series K070, Class A2
3.303%(cc)	11/25/27	5,200	5,896,026
Series K070, Class AM
3.364%	12/25/27	1,100	1,249,117
Series K072, Class A2
3.444%	12/25/27	1,400	1,601,862
Series K075, Class AM
3.650%(cc)	02/25/28	2,550	2,935,085
Series K076, Class A2
3.900%	04/25/28	6,200	7,282,426
Series K076, Class AM
3.900%	04/25/28	1,825	2,133,408
Series K077, Class A2
3.850%(cc)	05/25/28	3,470	4,062,652
Series K077, Class AM
3.850%(cc)	05/25/28	690	804,974
Series K080, Class AM
3.986%(cc)	07/25/28	5,150	6,026,429
Series K081, Class AM
3.900%(cc)	08/25/28	2,600	3,078,162
Series K086, Class AM
3.919%(cc)	12/25/28	800	948,362
Series K157, Class A2
3.990%(cc)	05/25/33	3,100	3,660,082
Series W5FX, Class AFX
3.092%(cc)	04/25/28	1,630	1,814,334
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,000	3,063,847
Series 2015-GC34, Class A3
3.244%	10/10/48	4,800	4,994,469
Series 2016-GS03, Class A3
2.592%	10/10/49	4,200	4,156,531
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	4,139,329
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	700	730,158
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,841	4,959,840
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,699,043

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	$ 2,579,070
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	498	499,459
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,081	1,082,598
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	5,177,532
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	6,179,649
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	5,180,777
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	9,474,304
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,603,169
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	5,247,632
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	1,969,839
Series 2018-C14, Class A3
4.180%	12/15/51	2,900	3,290,626
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	1,415,090
Series 2013-C05, Class A3
2.920%	03/10/46	967	974,236
Series 2013-C06, Class A3
2.971%	04/10/46	1,498	1,513,107
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,451,210
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,390,906
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	7,620,783

Total Commercial Mortgage-Backed Securities (cost $197,450,185)			208,575,895
Corporate Bonds — 11.1%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50(a)	1,470	1,342,393
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	551	468,375
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	653,654
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	$ 1,005,588
			3,470,010
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	2,685	2,684,080
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	1,000	910,013
			3,594,093
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,049	1,899,948
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	13	13,644
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	300	301,794
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	283	273,838
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	198	208,754
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30	1,765	1,481,481
			4,179,459
Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.258%(c)	04/12/21	355	349,444
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21	1,455	1,433,297
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46(a)	665	387,499
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	515	494,956
3.350%	11/01/22	2,845	2,656,754
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	586,836
6.600%	04/01/36	585	508,097
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
2.728%(c)	04/09/21	820	753,639

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Gtd. Notes
3.550%	04/09/21	620	$ 593,082
3.950%	04/13/24(a)	1,700	1,540,714
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	2,300	2,312,521
			11,616,839
Banks — 2.8%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.968%(c)	04/12/23	400	387,231
Sr. Unsec’d. Notes
3.848%	04/12/23	800	800,861
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)	275	289,609
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)	1,145	1,070,107
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30	1,050	1,065,172
3.824%(ff)	01/20/28	615	643,943
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,788,788
4.200%	08/26/24	745	791,189
4.450%	03/03/26	4,790	5,151,703
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	1,061,249
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	610	608,452
3.684%	01/10/23	320	322,472
4.375%	01/12/26	323	330,470
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	757,244
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)	1,590	1,407,718
Jr. Sub. Notes, Series R
6.125%(ff)	—(a)(rr)	945	882,562
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)	640	656,218
Sr. Unsec’d. Notes
3.200%	10/21/26	670	693,833
3.700%	01/12/26	1,610	1,711,548
3.887%(ff)	01/10/28	560	584,782
8.125%	07/15/39	365	569,002
Sub. Notes
4.450%	09/29/27	1,485	1,545,986
4.750%	05/18/46	440	477,378
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	980	1,012,699
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,240	1,196,714
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	$ 1,330,763
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	582,953
Sub. Notes
7.000%	04/15/20	485	485,397
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—(rr)	1,800	1,606,478
Jr. Sub. Notes, Series O
5.300%(ff)	—(a)(rr)	560	537,317
Sr. Unsec’d. Notes
3.750%	02/25/26	1,165	1,213,453
3.814%(ff)	04/23/29	440	454,864
3.850%	01/26/27	2,625	2,684,793
Sub. Notes
6.750%	10/01/37	225	297,264
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.292%(c)	05/18/21	1,530	1,503,054
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%
3.239%(c)	03/08/21	920	921,303
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	400	402,404
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)	540	509,882
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.240%(c)	—(rr)	979	878,086
Jr. Sub. Notes, Series II
4.000%(ff)	—(rr)	230	196,725
Jr. Sub. Notes, Series X
6.100%(ff)	—(a)(rr)	1,175	1,150,628
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	270	287,649
3.964%(ff)	11/15/48	2,240	2,592,422
4.005%(ff)	04/23/29	1,360	1,469,266
Sub. Notes
3.875%	09/10/24	3,525	3,723,191
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.441%(c)	—(rr)	640	562,444
Sr. Unsec’d. Notes
4.375%	01/22/47(a)	930	1,132,870
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	610	635,505
3.772%(ff)	01/24/29	1,295	1,365,195
3.875%	01/27/26	550	588,864
4.431%(ff)	01/23/30	455	504,208
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,030	1,068,664
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,266,654

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30	1,570	$ 1,643,223
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	1,254,875
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31(a)	2,895	2,774,370
			63,431,694
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,273,382
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	275,862
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
5.875%	01/31/50	335	259,452
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,160	1,166,437
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	740	704,195
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	2,675	2,664,331
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	350	369,272
9.400%	05/15/39	30	45,159
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)	620	666,576
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	875	767,487
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	600	254,244
6.500%	09/27/28	405	170,100
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25	500	627,153
			7,694,406
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	802,731
7.000%	10/15/37	390	487,936
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28(a)	735	$ 717,759
5.250%	01/15/30	265	264,839
5.875%	09/15/26	150	152,124
			2,425,389
Diversified Financial Services — 0.1%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	445	483,941
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	919,920
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	465	420,148
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
5.250%	02/06/12(d)	1,850	19,425
6.875%	05/02/18(d)	700	7,350
Private Export Funding Corp.,
Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24	285	302,059
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	286,478
			2,439,321
Electric — 1.3%
Avista Corp.,
First Mortgage
4.350%	06/01/48	845	951,811
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	690,816
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	426,299
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	453,610
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	180,433
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,470	2,476,118
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,075	1,223,244
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	678,456
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	1,133,030

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25	1,545	$ 1,642,561
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	340,321
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	2,397	2,327,187
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,375	1,319,481
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	265	297,822
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	508,331
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	199,993
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,105	2,210,841
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	579,101
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,731,443
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	1,159,216
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	479,291
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	980	849,450
5.000%	03/15/44	495	513,557
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	1,260	1,264,493
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27	675	692,474
3.700%	05/01/28	850	919,235
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	753,273
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	1,109,187
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	366,666
First Ref. Mortgage, Series C
3.600%	02/01/45	690	647,146
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		495	$ 502,220
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		1,475	1,387,630
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	537,781
				30,552,517
Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21		650	651,052
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27		1,000	901,544
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,350	1,138,395
				2,039,939
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.875%	10/01/49(a)		1,030	961,130
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49		1,120	1,239,618
				2,200,748
Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		1,270	1,477,368
Gas — 0.2%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		45	43,423
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		2,355	2,387,294
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,090	2,111,957
				4,542,674
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		720	986,685
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,125	1,026,256

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	$ 219,505
2.250%	03/07/39	EUR	300	339,041
				2,571,487
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	622,312
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		330	362,028
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		435	418,521
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29(a)		575	607,652
Sr. Sec’d. Notes
5.125%	06/15/39		665	682,308
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		670	804,951
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		160	161,244
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		725	590,188
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		340	377,927
				4,627,131
Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		405	376,374
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		600	566,573
				942,947
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26		2,010	1,963,700
Insurance — 0.3%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20		990	996,109
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,125	1,040,719
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	$ 844,575
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	169,669
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	874,929
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	112,602
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,364,943
6.850%	12/16/39	122	168,227
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	315	315,651
			5,887,424
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	805	736,548
Machinery-Diversified — 0.1%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,060	1,113,818
Media — 0.6%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	400	389,224
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	870	911,472
6.384%	10/23/35	1,695	2,014,897
6.484%	10/23/45	1,000	1,221,686
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22	1,440	1,649,357
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28	1,455	1,644,423
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	677	668,977
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	283,246
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,340	1,262,619
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	850	854,019

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	1,265	$ 1,635,090
			12,535,010
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	315	312,435
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	800	789,749
Enerpac Tool Group Corp.,
Gtd. Notes
5.625%	06/15/22	1,040	961,380
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,490,246
			4,241,375
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	480	486,416
2.750%	01/06/23	385	401,594
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	855	873,927
			1,761,937
Oil & Gas — 0.7%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	950	362,952
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	850	385,714
CNOOC Finance Ltd. (China),
Gtd. Notes
2.875%	09/30/29	1,350	1,394,513
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	150	115,373
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	2,141	1,177,434
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	142,718
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	255	258,431
6.510%	03/07/22	440	457,208
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,555	1,608,895
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	400	$ 398,269
Newfield Exploration Co.,
Gtd. Notes
5.750%	01/30/22	80	54,366
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	595	349,247
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36	1,000	386,034
4.850%	03/15/21	287	240,503
6.450%	09/15/36	1,040	495,185
Ovintiv, Inc.,
Gtd. Notes
6.500%	02/01/38	240	103,049
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29	610	575,477
6.900%	03/19/49(a)	600	583,837
Gtd. Notes, 144A
5.093%	01/15/30(a)	577	524,879
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	02/04/21	205	197,106
6.350%	02/12/48(a)	458	286,688
6.500%	03/13/27	230	170,067
Gtd. Notes, 144A
6.490%	01/23/27	346	255,300
7.690%	01/23/50	1,682	1,148,544
Gtd. Notes, GMTN
6.750%	09/21/47	1,805	1,167,784
Gtd. Notes, MTN
6.875%	08/04/26	770	583,031
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,000	1,000,145
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49	990	1,075,272
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29(a)	580	545,350
			16,043,371
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	139	131,247
Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	675	721,113

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	950	$ 995,423
4.500%	05/14/35(a)	1,595	1,766,805
4.700%	05/14/45	855	960,545
Sr. Unsec’d. Notes, 144A
4.250%	11/21/49	1,480	1,588,665
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	1,770	2,000,191
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
1.846%(c)	06/25/21	805	781,732
Gtd. Notes, 144A
3.500%	06/25/21	350	353,470
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	372	383,067
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39(a)	280	336,514
4.250%	10/26/49	1,285	1,625,200
5.000%	08/15/45	745	995,598
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	1,870	2,006,045
Sr. Unsec’d. Notes
3.200%	03/15/40	530	490,595
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	210	228,970
5.125%	07/20/45(a)	991	1,136,318
5.300%	12/05/43	185	215,670
			15,864,808
Pipelines — 0.5%
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	610	594,055
4.950%	06/15/28	795	669,699
5.000%	05/15/50(a)	990	764,183
6.125%	12/15/45	120	99,475
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25(a)	1,055	1,061,079
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	956,483
4.700%	04/15/48	750	579,579
4.875%	06/01/25	2,275	1,902,378
5.200%	03/01/47	25	19,931
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	127,636
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	2,650,047
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.500%	03/15/50	245	$ 184,203
4.950%	07/13/47	640	504,585
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	1,315	848,616
5.300%	03/01/48	80	31,646
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	230	214,964
4.900%	01/15/45	1,100	933,157
			12,141,716
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	649,328
Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,848,601
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.536%(c)	04/17/20	265	264,008
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,488,680
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	500	430,140
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22	168	120,028
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,020	831,861
			6,983,318
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,195	1,244,648
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	830	819,962
3.125%	10/15/22	640	633,466
			1,453,428
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.000%	02/12/55	360	455,089
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	1,665	1,728,452
3.600%	07/15/25	250	260,466

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.800%	02/15/27	1,200	$ 1,246,821
4.300%	02/15/30	490	527,422
4.500%	05/15/35	225	241,730
4.550%	03/09/49	4	4,300
4.850%	03/01/39	3,615	4,087,194
5.350%	09/01/40	113	131,273
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%(c)	12/15/30	350	539,634
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	785	749,915
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	250	238,238
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%(c)	03/20/23	525	523,703
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	1,365	1,538,402
4.125%	08/15/46	520	603,617
4.500%	08/10/33	865	1,031,464
4.862%	08/21/46	615	802,381
			14,255,012
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	1,014,366
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	891,516
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	131,375
			2,037,257

Total Corporate Bonds (cost $256,457,297)			250,538,900
Municipal Bonds — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds, BABs
4.263%	09/15/32	180	189,162
California — 0.3%
Bay Area Toll Authority,
Revenue Bonds, BABs
2.574%	04/01/31	415	419,706
6.263%	04/01/49	1,305	1,956,430
State of California,
General Obligation, BABs
7.300%	10/01/39	1,250	1,930,825
7.500%	04/01/34	350	534,768
7.550%	04/01/39	245	400,825
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
7.625%	03/01/40	205	$ 332,180
			5,574,734
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, Series B, BABs
5.844%	11/01/50	565	883,490
Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	970	1,382,473
State of Illinois,
General Obligation, Series D
5.000%	11/01/22	2,305	2,389,524
General Obligation, Series D, BABs
5.100%	06/01/33	200	199,086
			3,971,083
New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, Series F, BABs
7.414%	01/01/40	1,000	1,458,490
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,400,223
Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, Series C, BABs
4.910%	06/01/40	415	480,371
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	275	312,645
			793,016
Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, Series A, BABs
5.834%	11/15/34	425	566,636
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	505	696,506
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	355	413,412

Total Municipal Bonds (cost $12,314,742)			15,946,752
Residential Mortgage-Backed Securities — 1.3%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/20	21	20,910

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	187	$ 183,966
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.676%(cc)	02/25/35	97	86,829
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.327%(c)	10/25/27	59	59,346
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.547%(c)	04/25/28	145	144,370
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.977%(c)	08/25/28	253	251,004
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.227%(c)	08/25/28	300	256,251
BVRT Financing Trust,
Series 2019-01, Class F, 144A
3.013%	09/15/21^	4,625	4,640,429
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.081%(c)	11/01/23	3,500	3,462,977
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.363%(cc)	02/25/37	192	174,274
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.581%(c)	12/25/57	1,678	1,727,757
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
3.581%(c)	01/25/57	1,941	1,917,752
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,934	1,794,649
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	1,766	1,659,324
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,588	1,599,992
Freddie Mac REMICS,
Series 4535, Class PA
3.000%	03/15/44	846	890,957
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.247%(c)	03/25/29	252	248,313
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
3.197%(c)	11/25/28	127	124,699
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	07/25/29	618	614,655
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	03/25/30	1,488	$ 1,464,192
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.377%(c)	02/25/49	339	332,085
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	09/25/48	347	342,052
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.597%(c)	05/25/29	226	225,355
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.688%(cc)	07/25/35	83	72,491
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.081%(c)	04/01/24	123	120,881
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	315	317,759
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	693	698,986
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,129	1,166,931
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.697%(c)	01/25/48	415	385,735
Oaktown Re Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.177%(c)	07/25/28	207	205,630
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.347%(c)	07/25/29	288	286,845
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.113%(c)	11/27/20	1,821	1,764,697
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	1,445	1,531,442
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
1.597%(c)	08/25/52	917	912,854
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.872%(cc)	02/25/34	130	117,279

Total Residential Mortgage-Backed Securities (cost $30,162,696)			29,803,668

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 1.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	$ 2,464,311
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		220	221,478
4.375%	07/12/21		400	404,049
5.000%	06/15/45		430	441,292
7.375%	09/18/37(a)		450	562,318
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	683,939
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		265	267,382
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	432,761
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		714	740,844
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,200	1,351,822
4.450%	02/11/24		355	367,332
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		750	817,235
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	1,510	1,635,124
4.750%	01/08/26		350	371,560
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	217,510
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, GMTN
3.000%	03/12/24		200	215,858
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	1,041,367
2.625%	04/20/22		1,400	1,451,083
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		395	412,256
4.500%	04/16/50		340	373,272
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		225	240,677
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23(a)		240	260,757
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		800	824,889
4.817%	03/14/49		200	234,873
5.103%	04/23/48		665	807,417
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	960	1,062,698
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21	980	$ 970,028
2.875%	03/04/23	1,285	1,284,097
4.000%	04/17/25	750	780,965
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22	1,200	1,242,374
3.250%	06/01/23	600	643,006
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	1,260	1,260,117
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	405	461,134
5.100%	06/18/50(a)	395	450,750

Total Sovereign Bonds (cost $24,714,867)			24,996,575
U.S. Government Agency Obligations — 11.9%
Federal Home Loan Bank
5.500%	07/15/36(k)	850	1,315,774
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	832	857,349
2.500%	03/01/30	480	500,765
3.000%	10/01/28	339	357,324
3.000%	06/01/29	671	705,625
3.000%	01/01/37	220	233,167
3.000%	06/01/42	349	368,879
3.000%	10/01/42	833	880,656
3.000%	01/01/43	750	792,640
3.000%	07/01/43	1,969	2,081,915
3.000%	10/01/49	5,876	6,159,196
3.500%	06/01/42	349	374,830
3.500%	01/01/47	750	797,558
3.500%	02/01/47	1,029	1,091,666
3.500%	09/01/49	6,512	6,875,848
4.000%	06/01/26	391	412,083
4.000%	09/01/26	142	149,944
4.000%	03/01/38	399	431,554
4.000%	10/01/39	607	656,233
4.000%	09/01/40	933	1,007,809
4.000%	12/01/40	369	398,579
4.000%	10/01/41	403	435,976
4.000%	01/01/42	137	147,695
4.500%	07/01/20	3	2,935
4.500%	02/01/39	78	85,774
4.500%	09/01/39	134	146,813
4.500%	10/01/39	1,207	1,321,397
4.500%	12/01/39	115	126,320
4.500%	07/01/41	250	271,814
4.500%	07/01/41	1,732	1,898,436
4.500%	08/01/41	124	134,369
4.500%	08/01/41	187	203,329
4.500%	08/01/41	381	414,059
4.500%	10/01/41	147	158,759
4.500%	12/01/47	339	366,846
4.500%	08/01/48	937	1,009,897

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	05/01/34	19	$ 21,323
5.000%	05/01/34	248	274,416
5.000%	10/01/35	6	7,135
5.000%	07/01/37	411	457,662
5.000%	05/01/39	57	63,547
5.500%	12/01/33	43	47,247
5.500%	01/01/34	41	45,350
5.500%	06/01/34	76	86,141
5.500%	07/01/34	173	195,666
5.500%	05/01/37	47	52,966
5.500%	02/01/38	372	421,227
5.500%	05/01/38	41	46,119
5.500%	07/01/38	102	115,406
6.000%	03/01/32	140	156,188
6.000%	12/01/33	50	55,381
6.000%	11/01/36	48	54,063
6.000%	01/01/37	40	46,312
6.000%	05/01/37	21	24,490
6.000%	02/01/38	4	4,232
6.000%	08/01/39	57	66,185
6.750%	09/15/29	605	900,406
6.750%	03/15/31(k)	550	858,722
7.000%	05/01/31	10	11,772
7.000%	06/01/31	13	13,957
7.000%	08/01/31	108	124,142
7.000%	10/01/31	6	6,806
Federal National Mortgage Assoc.
2.000%	08/01/31	769	792,154
2.500%	TBA	14,000	14,516,250
2.500%	01/01/28	677	703,183
2.500%	10/01/43	646	672,742
2.500%	12/01/46	1,370	1,426,368
2.500%	09/01/49	3,455	3,579,896
2.500%	11/01/49	3,460	3,585,586
2.500%	12/01/49	593	614,278
3.000%	TBA	15,000	15,707,187
3.000%	TBA	19,000	19,924,023
3.000%	02/01/27	1,349	1,413,910
3.000%	08/01/30	897	941,590
3.000%	11/01/36	1,978	2,093,853
3.000%	12/01/42	1,496	1,581,323
3.000%	03/01/43	310	328,180
3.000%	11/01/46	1,216	1,283,218
3.000%	01/01/47	1,706	1,798,391
3.000%	02/01/47	1,696	1,779,948
3.000%	03/01/47	856	902,167
3.500%	TBA	11,000	11,636,367
3.500%	07/01/31	903	956,104
3.500%	02/01/33	2,526	2,659,913
3.500%	06/01/39	505	542,118
3.500%	01/01/42	4,060	4,358,668
3.500%	05/01/42	2,092	2,246,156
3.500%	07/01/42	788	846,229
3.500%	08/01/42	315	338,650
3.500%	08/01/42	1,014	1,090,298
3.500%	09/01/42	468	502,546
3.500%	09/01/42	1,685	1,809,683
3.500%	11/01/42	281	300,988
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/01/43	2,273	$ 2,441,329
3.500%	04/01/43	552	592,493
3.500%	04/01/43	794	852,263
3.500%	01/01/46	1,748	1,863,620
3.500%	07/01/46	2,109	2,237,048
3.500%	11/01/46	1,771	1,880,777
3.500%	09/01/47	1,156	1,226,492
3.500%	05/01/48	2,212	2,345,413
3.500%	07/01/48	1,351	1,428,627
3.500%	08/01/49	15,276	16,125,336
4.000%	TBA	9,000	9,606,604
4.000%	10/01/41	2,514	2,720,174
4.000%	09/01/44	2,326	2,516,329
4.000%	10/01/46	531	569,055
4.000%	02/01/47	720	768,687
4.000%	09/01/47	1,783	1,910,850
4.000%	11/01/47	744	810,102
4.000%	11/01/47	3,219	3,458,236
4.500%	07/01/33	48	52,687
4.500%	08/01/33	42	45,660
4.500%	09/01/33	100	109,564
4.500%	10/01/33	10	10,481
4.500%	10/01/33	32	35,527
4.500%	10/01/33	113	124,111
4.500%	01/01/35	1	1,590
4.500%	07/01/39	808	885,060
4.500%	08/01/39	1,248	1,366,286
4.500%	03/01/41	424	465,143
4.500%	11/01/47	3,360	3,644,098
4.500%	01/01/49	896	962,599
5.000%	03/01/34	216	239,344
5.000%	06/01/35	80	88,380
5.000%	07/01/35	108	120,813
5.000%	09/01/35	70	78,064
5.000%	11/01/35	85	94,309
5.000%	02/01/36	100	111,805
5.000%	05/01/36	50	55,389
5.500%	09/01/33	201	225,710
5.500%	10/01/33	70	79,422
5.500%	12/01/33	50	56,784
5.500%	01/01/34	1	1,260
5.500%	12/01/34	162	183,374
5.500%	10/01/35	585	662,810
5.500%	03/01/36	130	147,229
5.500%	05/01/36	116	131,584
5.500%	04/01/37	88	100,045
6.000%	05/01/21	9	9,585
6.000%	08/01/22	21	21,421
6.000%	04/01/33	16	18,227
6.000%	06/01/33	6	6,437
6.000%	10/01/33	239	267,074
6.000%	11/01/33	5	6,139
6.000%	11/01/33	15	16,473
6.000%	11/01/33	46	50,988
6.000%	01/01/34	277	318,169
6.000%	02/01/34	61	70,001
6.000%	03/01/34	30	32,644
6.000%	03/01/34	43	47,506

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	07/01/34	166	$ 190,903
6.000%	08/01/34	1	664
6.000%	10/01/34	3	3,595
6.000%	11/01/34	3	2,815
6.000%	11/01/34	32	36,982
6.000%	01/01/35	62	69,226
6.000%	01/01/35	153	170,691
6.000%	02/01/35	3	3,575
6.000%	02/01/35	75	82,873
6.000%	02/01/35	219	251,667
6.000%	03/01/35	2	2,320
6.000%	04/01/35	1	913
6.000%	07/01/36	38	43,613
6.000%	02/01/37	66	75,665
6.000%	05/01/37	25	28,406
6.000%	06/01/37	1	701
6.000%	08/01/37	—(r )	110
6.000%	08/01/37	16	17,855
6.000%	09/01/37	—(r )	376
6.000%	10/01/37	35	40,038
6.000%	05/01/38	60	68,832
6.000%	06/01/38	2	2,692
6.250%	05/15/29(k)	610	872,348
6.500%	07/01/32	42	47,430
6.500%	09/01/32	2	1,750
6.500%	09/01/32	52	59,575
6.500%	09/01/32	60	69,758
6.500%	09/01/32	73	83,809
6.500%	04/01/33	86	100,375
6.500%	11/01/33	21	24,512
6.500%	01/01/34	42	48,978
6.500%	09/01/34	59	68,025
6.500%	10/01/34	66	75,983
6.500%	09/01/36	53	62,366
6.500%	10/01/36	23	27,482
6.500%	11/01/36	21	23,371
6.500%	01/01/37	39	43,320
6.500%	01/01/37	104	121,049
6.625%	11/15/30(k)	800	1,228,068
7.000%	02/01/32	27	31,174
7.000%	05/01/32	14	16,863
7.000%	06/01/32	19	22,143
7.000%	07/01/32	54	63,134
7.125%	01/15/30(k)	3,195	4,907,851
Government National Mortgage Assoc.
2.500%	03/20/43	268	281,419
2.500%	12/20/46	654	686,778
3.000%	12/20/44	281	302,250
3.000%	03/15/45	880	932,554
3.000%	11/20/45	813	872,764
3.000%	03/20/46	1,839	1,974,372
3.000%	07/20/46	4,811	5,158,646
3.000%	08/20/46	1,283	1,374,230
3.000%	10/20/46	1,095	1,172,583
3.000%	11/20/46	654	699,465
3.000%	12/20/46	1,171	1,251,297
3.000%	01/20/47	334	356,473
3.000%	04/20/47	1,388	1,480,695
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	12/20/42	1,203	$ 1,285,815
3.500%	05/20/43	370	395,169
3.500%	04/20/45	1,498	1,592,451
3.500%	07/20/46	5,709	6,098,710
3.500%	07/20/48	5,231	5,538,383
3.500%	11/20/48	1,757	1,855,680
4.000%	06/15/40	75	80,937
4.000%	05/20/41	63	68,789
4.000%	12/20/42	621	676,984
4.000%	08/20/44	278	303,144
4.000%	11/20/45	621	676,486
4.000%	12/20/45	1,646	1,793,902
4.000%	09/20/47	6,174	6,654,291
4.000%	02/20/49	3,005	3,196,073
4.500%	04/15/40	512	566,790
4.500%	01/20/41	459	505,358
4.500%	02/20/41	757	834,478
4.500%	03/20/41	382	420,660
4.500%	06/20/44	558	611,140
4.500%	09/20/46	493	537,442
4.500%	11/20/46	730	798,374
4.500%	03/20/47	475	514,544
4.500%	05/20/48	1,110	1,188,597
4.500%	08/20/48	1,913	2,029,373
5.000%	10/20/37	88	97,568
5.000%	04/20/45	573	632,842
5.500%	08/15/33	177	192,485
5.500%	08/15/33	183	198,533
5.500%	09/15/33	77	83,167
5.500%	12/15/33	22	23,821
5.500%	03/15/34	152	165,722
5.500%	12/15/34	295	336,680
5.500%	07/15/35	57	65,012
5.500%	04/15/36	72	78,576
6.000%	11/15/23	—(r )	258
6.000%	05/15/32	—(r )	78
6.000%	04/15/33	7	7,640
6.000%	12/15/33	97	107,867
6.000%	01/15/34	21	22,764
6.000%	01/15/34	32	36,823
6.000%	01/15/34	63	71,545
6.000%	06/20/34	104	119,605
6.000%	07/15/34	75	85,677
6.500%	10/15/23	1	790
6.500%	12/15/23	3	2,925
6.500%	01/15/24	—(r )	404
6.500%	01/15/24	1	870
6.500%	01/15/24	3	3,017
6.500%	01/15/24	9	9,993
6.500%	01/15/24	9	10,067
6.500%	01/15/24	13	14,265
6.500%	01/15/24	24	26,868
6.500%	01/15/24	42	46,449
6.500%	02/15/24	2	1,918
6.500%	02/15/24	3	3,813
6.500%	02/15/24	4	4,703
6.500%	02/15/24	5	5,244
6.500%	02/15/24	6	6,411

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	02/15/24	9	$ 10,300
6.500%	03/15/24	1	981
6.500%	03/15/24	1	1,143
6.500%	03/15/24	3	3,205
6.500%	04/15/24	—(r )	325
6.500%	04/15/24	1	1,283
6.500%	04/15/24	1	1,516
6.500%	04/15/24	2	1,746
6.500%	04/15/24	6	6,314
6.500%	04/15/24	9	10,214
6.500%	05/15/24	3	3,565
6.500%	05/15/24	3	3,803
6.500%	05/15/24	14	15,107
6.500%	10/15/24	13	14,264
6.500%	11/15/28	4	5,140
6.500%	08/15/31	5	5,975
6.500%	12/15/31	10	11,492
6.500%	02/15/32	35	39,698
6.500%	06/15/32	22	24,867
6.500%	07/15/32	37	42,426
6.500%	08/15/32	5	5,451
6.500%	08/15/32	6	6,912
6.500%	08/15/32	7	8,111
6.500%	08/15/32	26	29,239
6.500%	08/15/32	178	213,451
6.500%	08/15/34	24	28,671
6.500%	06/15/35	36	42,745
6.500%	09/15/36	48	58,211
8.000%	01/15/24	6	6,085
8.000%	07/15/24	—(r )	366
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30	510	780,425

Total U.S. Government Agency Obligations (cost $259,740,462)			270,268,271
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds
2.375%	11/15/49	565	704,308
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39(k)	2,465	1,921,833
2.022%(s)	02/15/37	350	287,807
2.057%(s)	02/15/39	1,465	1,163,015
2.208%(s)	05/15/39	2,345	1,837,436
2.334%(s)	11/15/42	40	29,031
2.334%(s)	02/15/44	730	514,992
2.345%(s)	11/15/43(h)(k)	19,000	13,383,125
2.364%(s)	08/15/44	7,280	5,044,244
2.373%(s)	11/15/44	845	587,506
2.376%(s)	11/15/41	150	111,803
2.377%(s)	05/15/42	180	132,166

Total U.S. Treasury Obligations (cost $21,341,848)			25,717,266

Total Long-Term Investments (cost $1,418,794,371)			2,106,783,684

	Shares	Value
Short-Term Investments — 17.0%
Affiliated Mutual Funds — 16.8%
PGIM Core Ultra Short Bond Fund(w)	222,848,118	$ 222,848,118
PGIM Institutional Money Market Fund (cost $157,118,889; includes $156,975,120 of cash collateral for securities on loan)(b)(w)	157,531,428	157,279,377

Total Affiliated Mutual Funds (cost $379,967,007)		380,127,495

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.2%
U.S. Treasury Bills
0.000%	09/17/20(k)	300	299,884
0.099%	06/18/20(k)	2,895	2,894,343

Total U.S. Treasury Obligations (cost $3,194,381)				3,194,227

Options Purchased*~ — 0.0%
(cost $192,502)	662,192

Total Short-Term Investments (cost $383,353,890)	383,983,914

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—109.9% (cost $1,802,148,261)	2,490,767,598

Options Written*~ — (0.0)%
(premiums received $65,485)	(37,750)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—109.9% (cost $1,802,082,776)	2,490,729,848

Liabilities in excess of other assets(z) — (9.9)%	(223,750,129)

Net Assets — 100.0%	$ 2,266,979,719

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CMS	Constant Maturity Swap

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,640,429 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $152,283,667; cash collateral of $156,975,120 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	120	120	$ 7,500
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$127.00	61	61	4,766
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	120	120	22,500
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$133.00	61	61	13,344
Total Exchange Traded (cost $178,655)						$48,110

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	2,424	$ 43,237
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	2,357	41,736
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	5,892	97,727
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	11,696	194,761
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	11,860	201,564
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,357	35,057
Total OTC Traded (cost $13,847)							$614,082
Total Options Purchased (cost $192,502)							$662,192
A28

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	240	240	$(22,500)
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$130.00	122	122	(15,250)
Total Options Written (premiums received $65,485)						$(37,750)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
302	5 Year U.S. Treasury Notes	Jun. 2020	$37,858,533	$ 229,188
208	10 Year U.S. Ultra Treasury Notes	Jun. 2020	32,454,500	2,026,336
307	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	68,115,625	6,747,860
11	Mini MSCI EAFE Index	Jun. 2020	857,615	68,739
226	S&P 500 E-Mini Index	Jun. 2020	29,037,610	1,116,770
				10,188,893
Short Positions:
375	2 Year U.S. Treasury Notes	Jun. 2020	82,643,555	(557,027)
26	10 Year Euro-Bund	Jun. 2020	4,946,793	(5,956)
538	10 Year U.S. Treasury Notes	Jun. 2020	74,613,875	(2,822,156)
76	20 Year U.S. Treasury Bonds	Jun. 2020	13,608,750	(142,810)
				(3,527,949)
				$ 6,660,944
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/20	BNP Paribas S.A.	EUR	7,209	$7,756,366	$7,950,728	$194,362	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 04/17/20	Citibank, N.A.	CAD	1,700	$ 1,303,711	$ 1,208,228	$ 95,483	$ —
Euro,
Expiring 04/02/20	Citibank, N.A.	EUR	7,209	7,815,206	7,950,729	—	(135,523)
Expiring 05/05/20	BNP Paribas S.A.	EUR	7,209	7,769,341	7,961,519	—	(192,178)
				$16,888,258	$17,120,476	95,483	(327,701)
						$289,845	$(327,701)
A29

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreement outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	2,800	4.579%	$(161,841)	$28,163	$(190,004)	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	15,600	$64,115	$514,955	$450,840
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	2,835	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	$ (31,287)	$ (80,973)	$ (49,686)
EUR	790	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(7,175)	(187,655)	(180,480)
	7,968	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(2,753)	170,087	172,840
	70,008	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	1,518,001	1,518,001
	40,535	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(80,388)	577,689	658,077
	19,355	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	18,401	303,453	285,052
	13,105	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	61,324	223,444	162,120
	570	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(30,582)	(30,582)
	4,251	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(15,685)	(506,845)	(491,160)
	5,668	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	62,809	(592,815)	(655,624)
	1,185	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,503	(130,204)	(131,707)
	3,150	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,997)	(383,579)	(381,582)
	13,836	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(209,164)	(2,623,782)	(2,414,618)
A30

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
283	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	$ —	$ (31,297)	$ (31,297)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(58,330)	(58,330)
737	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	(1,995)	23,282	25,277
860	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(83,031)	(83,031)
4,480	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(56,367)	(657,171)	(600,804)
2,120	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(499,233)	(499,233)
1,764	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	18,647	18,647
				$(262,774)	$(3,030,894)	$(2,768,120)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Barclays US Agency CMBS Index(M)	1 Month LIBOR(M)	Barclays Bank PLC	10/01/20	11,000	$(446,538)	$—	$(446,538)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A31